Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Australia: 9.7%
116,950	AGL Energy Ltd.	$1,552,064	0 .3
168,746	Alumina Ltd.	243,034	0 .1
67,852	Amcor PLC	713,026	0 .2
10,384	Ansell Ltd.	219,489	0 .1
52,199	APA Group	391,941	0 .1
8,242	Aristocrat Leisure Ltd.	196,564	0 .0
11,138	ASX Ltd.	630,138	0 .1
12,645	Atlas Arteria Ltd.	68,099	0 .0
518,113	Aurizon Holdings Ltd.	1,857,172	0 .4
117,706	AusNet Services	138,707	0 .0
13,134	Australia & New Zealand Banking Group Ltd.	223,571	0 .1
107,038	BHP Group Ltd.	2,744,863	0 .6
35,440	BHP Group PLC	771,408	0 .2
37,327	Boral Ltd.	123,013	0 .0
232,460	Brambles Ltd.	1,941,599	0 .4
29,395	Caltex Australia Ltd.	670,321	0 .1
61,332	Charter Hall Group	523,311	0 .1
80,945	Cleanaway Waste Management Ltd.	109,322	0 .0
110,116	Coca-Cola Amatil Ltd.	874,970	0 .2
2,785	Cochlear Ltd.	443,555	0 .1
81,271	Coles Group Ltd.	891,788	0 .2
49,580	Commonwealth Bank of Australia	2,807,087	0 .6
18,024	Computershare Ltd.	212,828	0 .0
15,092	Crown Resorts Ltd.	117,320	0 .0
6,219	CSL Ltd.	1,279,049	0 .3
57,471	CSR Ltd.	184,240	0 .0
158,113	Dexus	1,334,175	0 .3
62,466	Downer EDI Ltd.	305,992	0 .1
159,208	Goodman Group	1,576,140	0 .3
394,062	GPT Group	1,572,340	0 .3
73,323	Harvey Norman Holdings Ltd.	205,764	0 .0
85,462	Insurance Australia Group Ltd.	401,850	0 .1
6,092 (1)	JB Hi-Fi Ltd.	161,781	0 .0
6,174	Lend Lease Corp., Ltd.	74,151	0 .0
19,007	Macquarie Group Ltd.	1,816,118	0 .4
17,432	Magellan Financial Group Ltd.	767,690	0 .2
343,562	Medibank Pvt Ltd.	705,925	0 .2
32,306	Metcash Ltd.	55,984	0 .0
561,091	Mirvac Group	1,265,796	0 .3
3,802	National Australia Bank Ltd.	64,946	0 .0
8,356	Newcrest Mining Ltd.	167,287	0 .0
7,203	Orica Ltd.	108,824	0 .0
14,603	Origin Energy Ltd.	78,997	0 .0
87,060	Orora Ltd.	185,856	0 .0
3,767	Perpetual Ltd.	106,251	0 .0
63,815	Qantas Airways Ltd.	270,562	0 .1
12,038	QBE Insurance Group Ltd.	109,583	0 .0
64,393	Qube Holdings Ltd.	146,778	0 .0
5,579	Ramsay Health Care Ltd.	293,468	0 .1
1,675	REA Group Ltd.	126,738	0 .0
49,362	Regis Resources Ltd.	151,316	0 .0
32,699	Rio Tinto Ltd.	2,121,777	0 .4
369,742	Scentre Group	948,693	0 .2
10,484	Seek Ltd.	157,180	0 .0
50,074	Shopping Centres Australasia Property Group	96,432	0 .0
15,415	Sonic Healthcare Ltd.	323,109	0 .1
259,687	Stockland	848,982	0 .2
14,898	Suncorp Group Ltd.	127,268	0 .0
41,962	Sydney Airport	233,397	0 .1
92,553	TABCORP Holdings Ltd.	288,092	0 .1
774,242	Telstra Corp., Ltd.	1,974,273	0 .4
21,300	Transurban Group - Stapled Security	222,026	0 .1
13,060	Treasury Wine Estates Ltd.	112,179	0 .0
45,951	Vicinity Centres	77,560	0 .0
4,232	Washington H Soul Pattinson & Co. Ltd.	60,293	0 .0
88,063	Wesfarmers Ltd.	2,642,058	0 .5
11,416	Westpac Banking Corp.	190,777	0 .0
30,777	Woodside Petroleum Ltd.	705,116	0 .2
143,041	Woolworths Group Ltd.	3,972,785	0 .8
		47,084,788	9 .7

	Austria: 0.2%
15,991	OMV AG	794,661	0 .2
2,547	Rhi Magnesita NV	107,204	0 .0
12,210 (1)	Telekom Austria AG	98,176	0 .0
1,064	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	56,311	0 .0
		1,056,352	0 .2

	Belgium: 0.8%
395	Ackermans & van Haaren NV	63,274	0 .0
10,140	Ageas	559,137	0 .1
1,181	Anheuser-Busch InBev SA/NV	89,095	0 .0
581	Barco NV	144,465	0 .0
6,816	Colruyt S.A.	341,303	0 .1
22,642	Proximus SADP	645,120	0 .1
2,454	Sofina SA	561,412	0 .1
1,649	Solvay S.A.	170,904	0 .0
4,607	Telenet Group Holding NV	214,209	0 .1
13,223	UCB S.A.	1,216,813	0 .3
		4,005,732	0 .8

	Brazil: 0.1%
17,700	Banco BTG Pactual SA	307,578	0 .1

	Cambodia: 0.0%
106,000	NagaCorp Ltd.	149,518	0 .0

	Canada: 6.9%
76,154	Alimentation Couche-Tard, Inc.	2,545,180	0 .5
43,581	B2Gold Corp.	188,695	0 .0
4,477	Bank of Montreal	341,441	0 .1
7,072	Bank of Nova Scotia	386,251	0 .1
11,439	BCE, Inc.	539,018	0 .1
13,624	Brookfield Asset Management, Inc.	833,664	0 .2
6,109	BRP, Inc.	311,866	0 .1
3,999	Canadian Imperial Bank of Commerce - XTSE	326,109	0 .1
11,991	Canadian National Railway Co. - CNR	1,120,543	0 .2

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada: (continued)
7,087	Canadian Natural Resources Ltd.	199,319	0 .0
3,379	Canadian Pacific Railway Ltd.	897,603	0 .2
4,148	Canadian Tire Corp. Ltd.	444,858	0 .1
8,401	Canadian Utilities Ltd.	257,096	0 .1
8,800	Capital Power Corp.	240,780	0 .0
30,600 (1)	CGI, Inc.	2,342,979	0 .5
17,375	CI Financial Corp.	304,463	0 .1
1,481 (1)	Cogeco Communications, Inc.	116,308	0 .0
681	Constellation Software, Inc./Canada	715,812	0 .1
11,920	Dollarama, Inc.	406,130	0 .1
46,010	Empire Co. Ltd.	1,067,332	0 .2
13,890	Enbridge, Inc.	564,773	0 .1
22,866	Fortis, Inc.	997,299	0 .2
2,434	Franco-Nevada Corp.	276,671	0 .1
6,523	George Weston Ltd.	525,675	0 .1
6,356	Great-West Lifeco, Inc.	164,687	0 .0
13,694 (1)	Home Capital Group, Inc.	326,466	0 .1
30,809 (2)	Hydro One Ltd.	626,237	0 .1
9,914	IGM Financial, Inc.	286,692	0 .1
14,272	Imperial Oil Ltd.	338,413	0 .1
5,514	Intact Financial Corp.	597,357	0 .1
17,922	Inter Pipeline Ltd.	298,610	0 .1
13,648	Kirkland Lake Gold Ltd.	559,677	0 .1
18,890	Loblaw Cos Ltd.	988,321	0 .2
20,832	Magna International, Inc.	1,056,082	0 .2
108,695	Manulife Financial Corp.	2,117,392	0 .4
11,566	Metro, Inc. - Class A	471,502	0 .1
3,168	National Bank Of Canada	175,779	0 .0
2,951	Nutrien Ltd.	125,965	0 .0
22,518	Pembina Pipeline Corp.	862,334	0 .2
15,179	Power Corp. of Canada	378,729	0 .1
7,840	Power Financial Corp.	203,494	0 .0
7,234	Restaurant Brands International, Inc.	441,343	0 .1
24,010	RioCan Real Estate Investment Trust	492,755	0 .1
17,631	Rogers Communications, Inc.	882,749	0 .2
5,482	Royal Bank of Canada	433,208	0 .1
11,315	Saputo, Inc.	347,641	0 .1
20,247	Shaw Communications, Inc. - Class B	395,638	0 .1
13,593	Sun Life Financial, Inc.	639,079	0 .1
61,612	Suncor Energy, Inc.	1,883,184	0 .4
13,468	TC Energy Corp.	738,532	0 .2
8,801	TELUS Corp.	352,798	0 .1
6,499	Thomson Reuters Corp.	522,464	0 .1
2,649	Toronto-Dominion Bank	146,402	0 .0
4,623	Waste Connections, Inc.	445,567	0 .1
2,259	Wheaton Precious Metals Corp.	66,503	0 .0
		33,315,465	6 .9

	China: 2.3%
6,240 (1)	Alibaba Group Holding Ltd. ADR	1,289,121	0 .3
218,000	Anhui Conch Cement Co., Ltd. - H Shares	1,391,427	0 .3
402,500	BOC Hong Kong Holdings Ltd.	1,330,498	0 .3
456,000	China Construction Bank - H Shares	345,437	0 .1
54,000	China Mengniu Dairy Co., Ltd.	198,047	0 .1
362,000	China National Building Material Co., Ltd. - H Shares	346,052	0 .1
462,000	China Resources Power Holdings Co.	620,235	0 .1
1,692,000	China Telecom Corp., Ltd. - H Shares	658,334	0 .1
190,600	Founder Securities Co. Ltd. - A Shares	212,417	0 .1
382,400	Guangzhou R&F Properties Co., Ltd. - H Shares	576,841	0 .1
5,530 (1)	JD.com, Inc. ADR	208,426	0 .1
230,000	Lenovo Group Ltd.	150,075	0 .0
109,500 (2)	Longfor Group Holdings Ltd.	462,107	0 .1
1,089,000	PICC Property & Casualty Co., Ltd. - H Shares	1,164,632	0 .2
307,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	191,029	0 .0
55,709	Shandong Sinocera Functional Material Co. Ltd.	196,374	0 .0
1,262,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	320,875	0 .1
19,600	Tencent Holdings Ltd.	934,728	0 .2
13,377 (1)	Vipshop Holdings Ltd. ADR	170,289	0 .0
78,000	Want Want China Holdings Ltd.	64,385	0 .0
90,000	Weichai Power Co. Ltd. - H Shares	157,566	0 .0
		10,988,895	2 .3

	Czech Republic: 0.0%
6,711	Komercni Banka AS	230,662	0 .0

	Denmark: 2.3%
169	AP Moller - Maersk A/S - Class A	189,908	0 .0
591	AP Moller - Maersk A/S - Class B	706,697	0 .2
15,640	Carlsberg A/S	2,283,969	0 .5
1,843	Chr Hansen Holding A/S	137,161	0 .0
4,585	Coloplast A/S	578,083	0 .1
7,874	DSV PANALPINA A/S	854,871	0 .2
310 (1)	Genmab A/S	71,359	0 .0
3,050	GN Store Nord A/S	151,280	0 .0
6,384	ISS A/S	155,102	0 .1
33,277	Novo Nordisk A/S	2,025,627	0 .4
4,409	Novozymes A/S	229,880	0 .1
12,371 (2)	Orsted A/S	1,349,327	0 .3
1,294	SimCorp A/S	143,449	0 .0
3,862	Tryg A/S	117,018	0 .0
19,201	Vestas Wind Systems A/S	1,906,035	0 .4
		10,899,766	2 .3

	Finland: 1.3%
11,935	Elisa OYJ	719,034	0 .1
6,231	Fortum OYJ	150,790	0 .0
6,037	Huhtamaki OYJ	268,318	0 .0
11,565	Kesko OYJ	781,866	0 .2
14,607	Kone OYJ	943,808	0 .2
3,031	Metso Oyj	107,555	0 .0
14,207	Neste OYJ	565,337	0 .1
7,112	Nokian Renkaat OYJ	191,747	0 .1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland: (continued)
6,760	Orion Oyj	319,391	0 .1
6,396	Sampo OYJ	289,530	0 .1
58,868	UPM-Kymmene OYJ	1,854,845	0 .4
6,228	Wartsila OYJ	76,497	0 .0
		6,268,718	1 .3

	France: 8.0%
1,688	Accor S.A.	69,107	0 .0
430	Aeroports de Paris	81,356	0 .0
13,585	Air Liquide SA	1,964,255	0 .4
17,730	Alstom SA	939,697	0 .2
2,637 (2)	Amundi SA	213,441	0 .1
1,252	Arkema SA	114,720	0 .0
3,451	AXA S.A.	91,768	0 .0
975	BioMerieux	96,635	0 .0
34,633	BNP Paribas	1,837,894	0 .4
79,688	Bollore SA	323,797	0 .1
23,998	Bouygues SA	948,157	0 .2
10,155	Bureau Veritas SA	279,820	0 .1
3,247	Capgemini SE	403,249	0 .1
15,282	Carrefour S.A.	258,598	0 .1
1,277	Casino Guichard Perrachon S.A.	51,920	0 .0
11,535	Cie de Saint-Gobain	435,198	0 .1
4,792	Cie Generale des Etablissements Michelin SCA	555,985	0 .1
1,807	Covivio	214,427	0 .1
5,261	Danone	421,010	0 .1
432	Dassault Aviation SA	526,064	0 .1
11,376	Dassault Systemes SE	1,969,350	0 .4
7,997	Edenred	431,852	0 .1
17,747	Eiffage SA	2,057,129	0 .4
5,469	Elis SA	106,494	0 .0
176,097	Engie SA	3,031,224	0 .6
18,540	Eutelsat Communications	277,881	0 .1
2,591	Gecina S.A.	489,654	0 .1
9,358	Getlink SE	165,088	0 .0
1,041	Hermes International	777,345	0 .2
990	Ingenico Group SA	115,131	0 .0
3,251	Kering SA	1,986,435	0 .4
43,996	Klepierre SA	1,495,512	0 .3
4,426	Lagardere SCA	84,013	0 .0
6,487	Legrand S.A.	519,038	0 .1
2,830	L'Oreal S.A.	787,155	0 .2
4,901	LVMH Moet Hennessy Louis Vuitton SE	2,134,256	0 .4
54,695 (1)	Orange SA	773,170	0 .2
500	Orpea	65,097	0 .0
1,395	Pernod Ricard SA	241,527	0 .1
9,941	Peugeot S.A.	204,688	0 .0
7,493	Publicis Groupe	332,159	0 .1
6,561	Rubis SCA	405,258	0 .1
8,825	Safran S.A.	1,422,923	0 .3
7,146	Sanofi	689,151	0 .1
390	Sartorius Stedim Biotech	69,936	0 .0
29,777	Schneider Electric SE	2,969,566	0 .6
2,372	SCOR SE	100,817	0 .0
724	SEB SA	92,960	0 .0
1,395	Societe BIC S.A.	94,298	0 .0
3,381	Sodexo SA	354,008	0 .1
36,142	SUEZ	593,123	0 .1
770	Teleperformance	193,192	0 .0
9,579	Television Francaise 1	72,116	0 .0
1,672	Thales S.A.	183,471	0 .0
23,457	Total SA	1,142,142	0 .2
503	Unibail-Rodamco-Westfield	68,393	0 .0
45,171	Veolia Environnement	1,332,567	0 .3
9,269	Vinci SA	1,026,908	0 .2
10,899	Vivendi SA	298,081	0 .1
		38,980,206	8 .0

	Germany: 4.9%
6,206	Adidas AG	1,961,812	0 .4
3,137	Allianz SE	748,941	0 .2
112,543	Aroundtown SA	1,065,428	0 .2
3,255	BASF SE	219,702	0 .1
1,198 (1)	Bayer AG	97,077	0 .0
1,255	Bayerische Motoren Werke AG	89,396	0 .0
2,295	Beiersdorf AG	260,636	0 .0
3,011	Brenntag AG	155,820	0 .0
2,075	CANCOM SE	123,455	0 .0
940	Carl Zeiss Meditec AG	114,765	0 .0
5,635	CompuGroup Medical SE	371,846	0 .1
1,867	Continental AG	213,058	0 .1
1,418 (2)	Covestro AG	59,759	0 .0
8,390	CTS Eventim AG & Co. KGaA	521,724	0 .1
3,401	Daimler AG	157,491	0 .0
416	Deutsche Boerse AG	67,527	0 .0
50,981 (2)	Deutsche Pfandbriefbank AG	821,130	0 .2
8,266	Deutsche Post AG	288,401	0 .1
51,727	Deutsche Telekom AG	837,763	0 .2
13,122	Deutsche Wohnen SE	555,196	0 .1
17,485 (1)	Dialog Semiconductor PLC	768,063	0 .2
114,400	E.ON AG	1,296,268	0 .3
3,325	Evonik Industries AG	91,118	0 .0
1,691	Fielmann AG	134,492	0 .0
1,962	Fraport AG Frankfurt Airport Services Worldwide	145,928	0 .0
1,836	Fresenius SE & Co. KGaA	93,747	0 .0
1,186	Fresenius Medical Care AG & Co. KGaA	91,186	0 .0
2,330	GEA Group AG	69,767	0 .0
5,461	Gerresheimer AG	432,740	0 .1
1,148	Hannover Rueck SE	222,904	0 .1
5,325	HeidelbergCement AG	359,126	0 .1
1,186	Henkel AG & Co. KGaA	109,273	0 .0
4,384	Hochtief AG	507,078	0 .1
1,639	Hugo Boss AG	77,429	0 .0
7,212	Infineon Technologies AG	154,935	0 .0
13,944	Jenoptik AG	383,233	0 .1
8,615	KION Group AG	539,231	0 .1
733	Knorr-Bremse AG	80,082	0 .0
1,757	LANXESS AG	105,373	0 .0
7,896	LEG Immobilien AG	973,899	0 .2
11,337	Merck KGaA	1,453,743	0 .3
53,189 (1),(3)	Ceconomy AG	274,932	0 .1
1,479	MTU Aero Engines AG	447,939	0 .1
3,932	Muenchener Rueckversicherungs-Gesellschaft AG	1,159,316	0 .2
2,366	Puma SE	189,453	0 .0
93	Rational AG	69,744	0 .0
1,744	Rheinmetall AG	186,513	0 .0
9,724	RWE AG	337,105	0 .1
7,212	Salzgitter AG	120,755	0 .0
7,481	SAP SE	974,263	0 .2
1,803 (2)	Scout24 AG	123,929	0 .0
6,555	Siemens AG	808,484	0 .2
10,283	Software AG	342,811	0 .1
2,345	Symrise AG	240,961	0 .1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: (continued)
125,459	Telefonica Deutschland Holding AG	380,272	0 .1
17,510	Uniper SE	573,641	0 .1
15,526	Vonovia SE	886,167	0 .2
		23,936,827	4 .9

	Hong Kong: 2.9%
71,800	AIA Group Ltd.	711,462	0 .2
6,100	ASM Pacific Technology Ltd.	82,196	0 .0
62,000	Cafe de Coral Holdings Ltd.	139,109	0 .0
50,000	Cathay Pacific Airways Ltd.	63,056	0 .0
573,000	Champion REIT	343,839	0 .1
241,000	CK Asset Holdings Ltd.	1,539,738	0 .3
48,402	CK Hutchison Holdings Ltd.	427,666	0 .1
19,364	CK Infrastructure Holdings Ltd.	135,099	0 .0
58,000	CLP Holdings Ltd.	603,174	0 .1
8,600	Dairy Farm International Holdings Ltd.	43,645	0 .0
53,000	Hang Lung Group Ltd.	130,971	0 .0
122,000	Hang Lung Properties Ltd.	254,849	0 .1
119,611	Henderson Land Development Co., Ltd.	537,012	0 .1
242,968	Hong Kong & China Gas	464,963	0 .1
3,700	Hong Kong Exchanges and Clearing Ltd.	121,573	0 .0
78,752	Hongkong Land Holdings Ltd. - HKHGF	418,012	0 .1
81,000	Hysan Development Co., Ltd.	302,371	0 .1
3,331	Jardine Matheson Holdings Ltd.	185,676	0 .1
3,600	Jardine Strategic Holdings Ltd.	110,161	0 .0
76,000	Kerry Logistics Network Ltd.	121,242	0 .0
81,500	Kerry Properties Ltd.	227,329	0 .1
196,200	Link REIT	1,984,076	0 .4
25,000	MTR Corp.	140,217	0 .0
477,000	New World Development Ltd.	595,836	0 .1
187,000	NWS Holdings Ltd.	240,286	0 .1
233,000	PCCW Ltd.	137,231	0 .0
89,500	Power Assets Holdings Ltd.	646,138	0 .1
184,000	Sino Land Co.	250,762	0 .1
62,500	Sun Hung Kai Properties Ltd.	870,648	0 .2
75,000	Swire Pacific Ltd - Class B	106,045	0 .0
44,500	Swire Pacific Ltd. - Class A	390,744	0 .1
97,000	Swire Properties Ltd.	301,128	0 .1
56,000	Techtronic Industries Co., Ltd.	446,829	0 .1
34,000	Vitasoy International Holdings Ltd.	122,552	0 .0
11,300	Vtech Holdings Ltd.	102,137	0 .0
157,000 (2)	WH Group Ltd.	147,753	0 .0
59,000	Wharf Real Estate Investment Co. Ltd.	304,691	0 .1
26,000	Wheelock & Co., Ltd.	158,266	0 .0
65,500	Yue Yuen Industrial Holdings	182,123	0 .0
		14,090,605	2 .9

	Hungary: 0.0%
3,295	OTP Bank Nyrt	152,631	0 .0

	India: 0.2%
414,745	Oil & Natural Gas Corp., Ltd.	631,077	0 .1
208,452 (1)	Power Finance Corp. Ltd.	339,780	0 .1
		970,857	0 .2

	Ireland: 0.2%
1,621	DCC PLC	130,883	0 .0
2,025	Kerry Group PLC - KYG	258,944	0 .1
3,752	Kingspan Group Plc	231,569	0 .0
2,012 (3)	Flutter Entertainment PLC	228,149	0 .1
		849,545	0 .2

	Israel: 0.6%
7,772 (1)	Airport City Ltd.	136,655	0 .0
7,430	Alony Hetz Properties & Investments Ltd.	122,786	0 .0
16,065	Amot Investments Ltd.	116,855	0 .0
1,686	Azrieli Group Ltd.	124,253	0 .0
13,816	Bank Hapoalim BM	118,619	0 .0
30,926	Bank Leumi Le-Israel BM	222,356	0 .1
904	Elbit Systems Ltd.	138,043	0 .0
2,331	First International Bank Of Israel Ltd.	65,181	0 .0
44,826	Israel Chemicals Ltd.	188,286	0 .1
35,237	Israel Discount Bank Ltd.	159,822	0 .1
1,044	Melisron Ltd.	68,550	0 .0
4,054	Mizrahi Tefahot Bank Ltd.	110,356	0 .0
2,668 (1)	Nice Ltd.	459,866	0 .1
441,248	Oil Refineries Ltd.	194,269	0 .1
2,412	Paz Oil Co. Ltd.	292,546	0 .1
15,953	Shufersal Ltd.	99,565	0 .0
4,585	Strauss Group Ltd.	134,594	0 .0
		2,752,602	0 .6

	Italy: 2.5%
387,688	A2A SpA	774,470	0 .2
9,647	Assicurazioni Generali S.p.A.	187,979	0 .1
5,716	Atlantia S.p.A	140,260	0 .0
29,387 (1)	Azimut Holding S.p.A.	724,079	0 .1
8,721 (1)	Buzzi Unicem SpA	204,325	0 .0
7,560	Davide Campari-Milano SpA	73,075	0 .0
1,018	DiaSorin SpA	125,160	0 .0
45,146 (2)	Enav SpA	291,654	0 .1
288,942	Enel S.p.A.	2,518,519	0 .5
173,367	ENI S.p.A.	2,428,462	0 .5
985	Ferrari NV	166,221	0 .0
6,280	Leonardo SpA	77,156	0 .0
95,994	Hera SpA	436,621	0 .1
12,496 (2)	Infrastrutture Wireless Italiane SpA	129,926	0 .0
37,383	Italgas SpA	248,495	0 .1
3,283	Moncler SpA	141,308	0 .0
84,545 (2)	Poste Italiane SpA	968,470	0 .2
4,244	Recordati S.p.A.	181,604	0 .1
98,346	Snam SpA	527,103	0 .1
60,767	Terna Rete Elettrica Nazionale SpA	423,929	0 .1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy: (continued)
143,384	Unipol Gruppo Finanziario SpA	730,059	0 .2
148,866	UnipolSai Assicurazioni SpA	398,600	0 .1
		11,897,475	2 .5

	Japan: 18.3%
5,900	ABC-Mart, Inc.	378,519	0 .1
6,000	Advantest Corp.	313,025	0 .1
11,400	Aeon Co., Ltd.	233,170	0 .1
7,800	Air Water, Inc.	107,134	0 .0
10,400	Ajinomoto Co., Inc.	171,286	0 .0
12,600	Alfresa Holdings Corp.	253,162	0 .1
8,200	ANA Holdings, Inc.	256,120	0 .1
11,000	Alps Alpine Co. Ltd.	197,481	0 .1
56,700	Amada Holdings Co., Ltd.	590,522	0 .1
5,200	Amano Corp.	150,171	0 .0
28,300	AGC, Inc.	953,946	0 .2
10,000	Asahi Group Holdings, Ltd.	463,580	0 .1
8,200	Asahi Kasei Corp.	83,872	0 .0
31,100	Asics Corp.	454,352	0 .1
100,500	Astellas Pharma, Inc.	1,775,848	0 .4
4,800	Autobacs Seven Co., Ltd.	69,946	0 .0
12,100	Azbil Corp.	326,297	0 .1
7,700	Bandai Namco Holdings, Inc.	447,435	0 .1
26,500	Bridgestone Corp.	938,604	0 .2
22,500	Canon, Inc.	590,047	0 .1
2,100	Central Japan Railway Co.	412,192	0 .1
52,000	Chubu Electric Power Co., Inc.	706,196	0 .2
1,200	Chugai Pharmaceutical Co., Ltd.	122,915	0 .0
25,100	Chugoku Electric Power Co., Inc.	331,275	0 .1
66,300	Citizen Watch Co., Ltd.	320,523	0 .1
4,300	COMSYS Holdings Corp.	124,394	0 .0
30,800	Dai Nippon Printing Co., Ltd.	849,297	0 .2
67,700	Dai-ichi Life Holdings, Inc.	1,004,748	0 .2
2,900	Daiichikosho Co., Ltd.	140,875	0 .0
2,200	Daikin Industries Ltd.	309,996	0 .1
7,600	Daito Trust Construction Co., Ltd.	895,254	0 .2
19,100	Daiwa House Industry Co., Ltd.	601,314	0 .1
2,400	Denka Co., Ltd.	64,835	0 .0
5,400	Denso Corp.	221,520	0 .1
2,800	Dentsu, Inc.	92,789	0 .0
8,500	Dip Corp.	270,583	0 .1
16,600	Pan Pacific International Holdings Corp.	267,870	0 .1
6,800	East Japan Railway Co.	598,751	0 .1
6,300	Electric Power Development Co., Ltd.	142,073	0 .0
15,700	FANCL Corp.	409,856	0 .1
900	Fanuc Ltd.	163,917	0 .0
200	Fast Retailing Co., Ltd.	107,575	0 .0
6,700	Fuji Film Holdings Corp.	332,752	0 .1
6,200	Fujitsu Ltd.	655,543	0 .1
4,100	Glory Ltd.	116,946	0 .0
25,200	H2O Retailing Corp.	228,431	0 .1
14,400	Hakuhodo DY Holdings, Inc.	204,034	0 .1
2,700	Hamamatsu Photonics KK	114,159	0 .0
8,800	Hankyu Hanshin Holdings, Inc.	357,035	0 .1
5,800	Haseko Corp.	75,620	0 .0
300	Hikari Tsushin, Inc.	73,741	0 .0
700	Hirose Electric Co., Ltd.	86,820	0 .0
5,300	Hitachi Chemical Co., Ltd.	221,875	0 .1
2,000	Hitachi High-Technologies Corp.	143,000	0 .0
27,700	Hitachi Ltd.	1,055,024	0 .2
2,600	Hitachi Transport System Ltd.	74,640	0 .0
36,600	Honda Motor Co., Ltd.	936,059	0 .2
5,100	House Foods Group, Inc.	161,710	0 .0
4,600	Hoya Corp.	440,245	0 .1
9,100	Hulic Co. Ltd.	110,334	0 .0
1,700	Ito En Ltd.	82,552	0 .0
82,600	Itochu Corp.	1,929,616	0 .4
11,200	Japan Airlines Co. Ltd.	315,061	0 .1
16,300	Japan Tobacco, Inc.	344,655	0 .1
3,700	JSR Corp.	65,901	0 .0
54,100	JTEKT Corp.	573,675	0 .1
54,700	JXTG Holdings, Inc.	232,649	0 .1
9,600	Kajima Corp.	121,789	0 .0
28,900	Kakaku.com, Inc.	754,995	0 .2
11,200	Kamigumi Co., Ltd.	239,317	0 .1
9,500	Kandenko Co., Ltd.	89,461	0 .0
15,300	Kansai Electric Power Co., Inc.	171,709	0 .0
4,900	Kansai Paint Co., Ltd.	117,296	0 .0
5,400	Kao Corp.	430,689	0 .1
49,100	Kawasaki Heavy Industries Ltd.	967,995	0 .2
24,600	KDDI Corp.	743,389	0 .2
3,100	Keihan Holdings Co., Ltd.	140,185	0 .0
6,500	Keikyu Corp.	119,652	0 .0
3,200	Keio Corp.	183,040	0 .0
3,000	Keisei Electric Railway Co., Ltd.	108,531	0 .0
34 (1)	Kenedix Retail REIT Corp.	84,276	0 .0
6,300	Kewpie Corp.	131,389	0 .0
1,000	Keyence Corp.	336,157	0 .1
1,300	Kikkoman Corp.	62,995	0 .0
10,900	Kinden Corp.	185,735	0 .0
7,900	Kintetsu Group Holdings Co., Ltd.	416,356	0 .1
15,300	Kirin Holdings Co., Ltd.	336,027	0 .1
1,000	Kobayashi Pharmaceutical Co., Ltd.	80,519	0 .0
4,100	Komatsu Ltd.	90,655	0 .0
4,200	Konami Holdings Corp.	162,655	0 .0
7,200	Ks Holdings Corp.	87,428	0 .0
8,200	Kubota Corp.	128,409	0 .0
11,300	Kuraray Co., Ltd.	135,832	0 .0
6,500	Kurita Water Industries, Ltd.	190,082	0 .1
23,700	Kyocera Corp.	1,557,241	0 .3
2,700	Kyowa Exeo Corp.	67,402	0 .0
20,300	Kyushu Electric Power Co., Inc.	167,166	0 .0
21,400	Kyushu Railway Co.	700,194	0 .2
2,100	Lawson, Inc.	121,544	0 .0
3,200	Lion Corp.	60,789	0 .0
20,700	LIXIL Group Corp.	344,187	0 .1
5,900	Maeda Road Construction Co., Ltd.	199,420	0 .1
16,700	Marubeni Corp.	120,000	0 .0
2,600	Maruichi Steel Tube Ltd.	72,143	0 .0
16,900	Medipal Holdings Corp.	358,111	0 .1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
8,300	Megmilk Snow Brand Co., Ltd.	194,107	0 .1
5,500	MEIJI Holdings Co., Ltd.	387,056	0 .1
12,500	Meitec Corp.	710,571	0 .2
14,000	Minebea Mitsumi, Inc.	271,964	0 .1
15,200	Mitsubishi Chemical Holdings Corp.	109,850	0 .0
26,700	Mitsubishi Corp.	684,472	0 .2
39,700	Mitsubishi Electric Corp.	550,447	0 .1
9,100	Mitsubishi Estate Co., Ltd.	178,219	0 .0
21,000	Mitsubishi Heavy Industries Ltd.	766,025	0 .2
4,300	Mitsubishi Materials Corp.	108,148	0 .0
28,200	Mitsubishi UFJ Financial Group, Inc.	144,796	0 .0
98,400	Mitsubishi UFJ Lease & Finance Co., Ltd.	616,338	0 .1
72,900	Mitsui & Co., Ltd.	1,296,572	0 .3
8,000	Mitsui Chemicals, Inc.	175,690	0 .0
4,600	Mitsui Fudosan Co., Ltd.	121,833	0 .0
26,200	Mitsui OSK Lines Ltd.	629,975	0 .1
3,900	MS&AD Insurance Group Holdings, Inc.	129,529	0 .0
2,000	Morinaga & Co., Ltd.	96,008	0 .0
11,000	Murata Manufacturing Co., Ltd.	622,763	0 .1
5,400	Nagase & Co., Ltd.	74,291	0 .0
11,000	Nagoya Railroad Co., Ltd.	322,721	0 .1
3,000	Nankai Electric Railway Co., Ltd.	77,436	0 .0
2,100	NEC Corp.	93,478	0 .0
29,900	NGK Insulators Ltd.	501,324	0 .1
5,200	NH Foods Ltd.	228,265	0 .1
3,300 (1)	Nichias Corp.	80,823	0 .0
700	Nidec Corp.	88,040	0 .0
4,000	Nifco, Inc.	104,821	0 .0
2,700	Nihon Unisys Ltd.	82,336	0 .0
5,500	Nikon Corp.	66,412	0 .0
5,500	Nippo Corp.	134,939	0 .0
10,000	Nippon Express Co., Ltd.	521,090	0 .1
12,600	Nippon Kayaku Co., Ltd.	147,750	0 .0
39,600	Nippon Paper Industries Co. Ltd.	644,447	0 .1
900	Nippon Shinyaku Co., Ltd.	79,793	0 .0
1,100	Nippon Shokubai Co., Ltd.	64,494	0 .0
45,800	Nippon Steel Corp.	635,497	0 .1
56,800	Nippon Telegraph & Telephone Corp.	1,448,232	0 .3
53,400	Nippon Yusen KK	850,338	0 .2
2,300	Nissan Chemical Corp.	95,045	0 .0
159,400	Nissan Motor Co., Ltd.	864,952	0 .2
8,600	Nisshin Seifun Group, Inc.	146,845	0 .0
1,600	Nissin Food Products Co., Ltd.	120,094	0 .0
1,100	Nitori Co., Ltd.	170,941	0 .0
18,800	Nitto Denko Corp.	1,045,057	0 .2
4,400	NOF Corp.	143,230	0 .0
3,300	Nomura Real Estate Holdings, Inc.	81,266	0 .0
38,600	Nomura Research Institute Ltd.	849,420	0 .2
48,900	NTT DoCoMo, Inc.	1,389,366	0 .3
28,500	Obayashi Corp.	312,559	0 .1
1,100	Obic Co., Ltd.	149,888	0 .0
4,200	Odakyu Electric Railway Co., Ltd.	93,162	0 .0
23,800	Omron Corp.	1,362,905	0 .3
28,300	Ono Pharmaceutical Co., Ltd.	651,660	0 .1
2,200	Oriental Land Co., Ltd.	286,517	0 .1
49,800	ORIX Corp.	841,245	0 .2
15,800	Osaka Gas Co., Ltd.	267,366	0 .1
3,100	OSG Corp.	52,183	0 .0
3,200	Otsuka Corp.	124,784	0 .0
25,500	Otsuka Holdings Co. Ltd.	1,132,848	0 .2
2,200	Paltac Corp.	102,943	0 .0
3,600	Park24 Co., Ltd.	90,406	0 .0
3,000	Persol Holdings Co. Ltd.	53,634	0 .0
11,700 (1)	Rakuten, Inc.	90,259	0 .0
8,300	Recruit Holdings Co. Ltd.	323,503	0 .1
10,700	Rengo Co., Ltd.	74,975	0 .0
1,500	Rinnai Corp.	106,923	0 .0
1,800	Sankyo Co., Ltd.	60,473	0 .0
4,900	Sankyu, Inc.	241,600	0 .1
28,100	Santen Pharmaceutical Co., Ltd.	524,081	0 .1
10,100	Sanwa Holdings Corp.	106,243	0 .0
2,700	Sapporo Holdings Ltd.	65,282	0 .0
1,600	Sawai Pharmaceutical Co., Ltd.	103,977	0 .0
1,200	SCSK Corp.	64,316	0 .0
7,400	Secom Co., Ltd.	649,370	0 .1
4,900	Seibu Holdings, Inc.	76,379	0 .0
8,500	Seino Holdings Co. Ltd.	108,649	0 .0
16,400	Sekisui Chemical Co., Ltd.	273,149	0 .1
30,400	Sekisui House Ltd.	653,666	0 .1
14,300	Seven & I Holdings Co., Ltd.	548,310	0 .1
5,800	SG Holdings Co. Ltd.	122,631	0 .0
2,600	Shimadzu Corp.	72,969	0 .0
900	Shimano, Inc.	137,995	0 .0
118,400	Shimizu Corp.	1,214,410	0 .3
20,900	Shin-Etsu Chemical Co., Ltd.	2,390,202	0 .5
36,000	Shinko Electric Industries	422,574	0 .1
12,300	Shinsei Bank Ltd.	188,328	0 .0
19,600	Shionogi & Co., Ltd.	1,165,693	0 .3
800	Shiseido Co., Ltd.	51,504	0 .0
8,600	Skylark Holdings Co. Ltd.	157,502	0 .0
500	SMC Corp.	215,835	0 .1
7,000	Softbank Corp.	96,034	0 .0
8,100	SoftBank Group Corp.	327,034	0 .1
2,000	Sohgo Security Services Co., Ltd.	103,802	0 .0
38,300	Sojitz Corp.	120,553	0 .0
1,700	Sompo Holdings, Inc.	63,518	0 .0
20,900	Sony Corp.	1,461,472	0 .3
2,400	Stanley Electric Co., Ltd.	61,812	0 .0
46,400	Subaru Corp.	1,160,580	0 .3
6,100	Sugi Holdings Co., Ltd.	305,623	0 .1
21,300	Sumitomo Chemical Co., Ltd.	90,508	0 .0
29,900	Sumitomo Corp.	444,753	0 .1
11,400	Sumitomo Electric Industries Ltd.	151,981	0 .0
3,000	Sumitomo Heavy Industries	78,591	0 .0
1,900	Sumitomo Metal Mining Co., Ltd.	54,018	0 .0
42,500	Sumitomo Mitsui Financial Group, Inc.	1,494,275	0 .3
4,500	Sumitomo Osaka Cement Co., Ltd.	182,954	0 .0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
3,400	Sumitomo Realty & Development Co., Ltd.	125,173	0 .0
8,700	Sundrug Co., Ltd.	294,827	0 .1
4,800	Suntory Beverage & Food Ltd.	203,224	0 .1
9,700	Suzuken Co., Ltd.	371,898	0 .1
2,000	Suzuki Motor Corp.	91,512	0 .0
3,100	Taiheiyo Cement Corp.	83,436	0 .0
2,900	Takeda Pharmaceutical Co., Ltd.	111,370	0 .0
12,500	Teijin Ltd.	223,485	0 .1
3,100	TIS, Inc.	186,237	0 .0
7,500	Tobu Railway Co., Ltd.	264,202	0 .1
6,000	Toho Co., Ltd.	221,033	0 .1
5,000	Toho Gas Co., Ltd.	193,160	0 .1
18,700	Tohoku Electric Power Co., Inc.	175,276	0 .0
3,900	Tokio Marine Holdings, Inc.	211,697	0 .1
47,100 (1)	Tokyo Electric Power Co., Inc.	186,511	0 .0
2,100	Tokyo Electron Ltd.	461,887	0 .1
30,900	Tokyo Gas Co., Ltd.	679,367	0 .2
39,300	Tokyo Steel Manufacturing Co., Ltd.	294,429	0 .1
14,100	Tokyu Construction Co., Ltd.	98,390	0 .0
10,700	Tokyu Corp.	188,559	0 .1
14,600	Toppan Printing Co., Ltd.	290,978	0 .1
61,900	Toray Industries, Inc.	405,031	0 .1
2,500	Toshiba Corp.	79,901	0 .0
6,700	Tosoh Corp.	94,503	0 .0
6,100	Toyo Suisan Kaisha Ltd.	255,565	0 .1
1,700	Toyota Industries Corp.	91,949	0 .0
33,000	Toyota Motor Corp.	2,294,414	0 .5
4,800	Toyota Tsusho Corp.	165,946	0 .0
1,200	Tsuruha Holdings, Inc.	146,882	0 .0
3,100	Ube Industries Ltd.	62,220	0 .0
3,600	Unicharm Corp.	123,205	0 .0
12,900	United Arrows Ltd.	343,038	0 .1
7,200	USS Co., Ltd.	130,677	0 .0
8,800	West Japan Railway Co.	744,567	0 .2
267,000	Z Holdings Corp.	1,060,508	0 .2
76,700	Yamada Denki Co., Ltd.	386,588	0 .1
1,700	Yamaha Corp.	86,848	0 .0
2,100	Zenkoku Hosho Co. Ltd.	89,846	0 .0
9,000	Zeon Corp.	95,569	0 .0
		88,721,522	18 .3

	Luxembourg: 0.0%
1,698	RTL Group SA	77,154	0 .0
5,889	SES S.A. - Luxembourg	72,274	0 .0
		149,428	0 .0

	Netherlands: 5.2%
5,903	Aalberts NV	257,729	0 .0
2,758	Airbus SE	405,052	0 .1
749	Akzo Nobel NV	70,681	0 .0
4,590	ASML Holding NV	1,288,129	0 .3
10,574	ASR Nederland NV	393,450	0 .1
3,849 (2)	Euronext NV	333,644	0 .1
9,061	EXOR NV	667,690	0 .1
3,167 (2)	GrandVision NV	97,152	0 .0
3,071	Heineken Holding NV	301,812	0 .1
2,473	Heineken NV	269,081	0 .1
7,986	ING Groep NV	86,706	0 .0
177,647	Koninklijke Ahold Delhaize NV	4,359,731	0 .9
7,243	Koninklijke DSM NV	881,516	0 .2
160,721	Koninklijke KPN NV	450,316	0 .1
56,414	Koninklijke Philips NV	2,583,625	0 .5
1,923	Koninklijke Vopak NV	102,970	0 .0
12,731	NXP Semiconductor NV - NXPI - US	1,615,055	0 .4
22,358 (2)	Signify NV	745,124	0 .2
9,235	Randstad NV	530,424	0 .1
59,707	Royal Dutch Shell PLC - Class A	1,567,926	0 .3
114,027	Royal Dutch Shell PLC - Class B	2,996,240	0 .6
44,209	Unilever NV	2,579,701	0 .5
32,765	Wolters Kluwer NV	2,462,021	0 .5
		25,045,775	5 .2

	New Zealand: 0.6%
64,816	Air New Zealand Ltd.	117,726	0 .0
50,796	Auckland International Airport Ltd.	282,737	0 .1
90,654	Contact Energy Ltd.	433,919	0 .1
31,527	Fisher & Paykel Healthcare Corp. Ltd.	471,605	0 .1
138,464	Kiwi Property Group Ltd.	139,595	0 .0
62,516	Mercury NZ Ltd.	210,611	0 .0
73,195	Meridian Energy Ltd.	251,530	0 .1
22,304	Ryman Healthcare Ltd.	236,461	0 .0
47,344	SKYCITY Entertainment Group Ltd.	110,908	0 .0
279,309	Spark New Zealand Ltd.	836,565	0 .2
		3,091,657	0 .6

	Norway: 0.6%
5,744 (1)	Adevinta ASA	70,068	0 .0
20,687	DNB ASA	361,662	0 .1
10,872	Equinor ASA	196,213	0 .0
15,735	Leroy Seafood Group ASA	102,092	0 .0
15,924	Mowi ASA	379,815	0 .1
71,108	Orkla ASA	686,462	0 .2
3,744	Salmar ASA	183,124	0 .0
39,194	Telenor ASA	708,277	0 .2
2,824	Yara International ASA	102,555	0 .0
		2,790,268	0 .6

	Poland: 0.2%
11,257	Grupa Lotos SA	223,401	0 .1
37,155 (1)	PGE Polska Grupa Energetyczna SA	65,957	0 .0
30,885	Polski Koncern Naftowy Orlen	602,583	0 .1
127,348	Polskie Gornictwo Naftowe I Gazownictwo SA	118,201	0 .0
7,248	Powszechny Zaklad Ubezpieczen SA	75,095	0 .0
		1,085,237	0 .2

	Portugal: 0.4%
284,752	EDP - Energias de Portugal SA	1,428,017	0 .3
14,575	Galp Energia SGPS SA	220,237	0 .0
17,870	Jeronimo Martins SGPS SA	307,506	0 .1
		1,955,760	0 .4

	Russia: 0.6%
65,984	Gazprom PJSC ADR	462,524	0 .1
10,012	LUKOIL PJSC ADR	1,018,664	0 .2
19,572	Mobile TeleSystems PJSC ADR	199,439	0 .1

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia: (continued)
23,999 (1)	Polymetal International PLC	407,624	0 .1
35,959 (1)	Rosneft Oil Co. PJSC	269,531	0 .1
99,600	Sberbank of Russia PJSC	392,470	0 .0
		2,750,252	0 .6

	Singapore: 1.9%
171,696	Ascendas Real Estate Investment Trust	395,335	0 .1
23,300 (2)	BOC Aviation Ltd.	214,810	0 .1
238,600	CapitaLand Commercial Trust	359,090	0 .1
75,100	CapitaLand Ltd.	197,902	0 .1
282,900	CapitaLand Mall Trust	520,123	0 .1
8,600	City Developments Ltd.	66,283	0 .0
363,300	ComfortDelgro Corp., Ltd.	574,682	0 .1
9,900	DBS Group Holdings Ltd.	182,369	0 .0
213,400	Genting Singapore Ltd.	133,554	0 .0
7,000	Jardine Cycle & Carriage Ltd.	148,836	0 .0
48,600	Keppel Corp., Ltd.	236,212	0 .1
377,600	Mapletree Commercial Trust	648,468	0 .1
179,100	Mapletree Industrial Trust	364,031	0 .1
735,100	Mapletree North Asia Commercial Trust	638,851	0 .1
355,400	Mapletree Logistics Trust	479,214	0 .1
91,700	Olam International Ltd.	120,550	0 .0
23,700	Oversea-Chinese Banking Corp., Ltd.	186,498	0 .1
66,700	SATS Ltd.	222,012	0 .1
40,900	SembCorp Industries Ltd.	63,055	0 .0
85,000	Singapore Airlines Ltd.	529,892	0 .1
138,800	Singapore Exchange Ltd.	880,599	0 .2
57,400	Singapore Press Holdings Ltd.	84,342	0 .0
266,700	Singapore Telecommunications Ltd.	641,750	0 .1
175,600	Singapore Technologies Engineering Ltd.	525,956	0 .1
88,400	Suntec Real Estate Investment Trust	118,756	0 .0
9,000	United Overseas Bank Ltd.	167,869	0 .0
16,900	Venture Corp. Ltd.	199,563	0 .1
64,200	Wilmar International Ltd.	182,816	0 .0
		9,083,418	1 .9

	South Korea: 2.4%
6,255	Cheil Worldwide, Inc.	110,998	0 .0
1,918	Daelim Industrial Co., Ltd.	128,877	0 .0
2,328	Doosan Bobcat, Inc.	59,860	0 .0
5,341	GS Holdings Corp.	203,580	0 .1
10,969	Hana Financial Group, Inc.	303,135	0 .1
1,005	Hyundai Glovis Co., Ltd.	123,272	0 .0
240	Hyundai Heavy Industries Holdings Co., Ltd.	54,618	0 .0
3,750	Hyundai Mobis Co. Ltd.	717,089	0 .2
1,445	Hyundai Motor Co.	150,009	0 .0
4,923	Kangwon Land, Inc.	113,329	0 .0
2,182 (1)	KB Financial Group, Inc.	80,266	0 .0
60,048	Kia Motors Corp.	2,042,402	0 .4
7,301 (1)	Korea Electric Power Corp.	154,452	0 .0
729	Korea Zinc Co., Ltd.	231,263	0 .1
5,066 (1)	KT&G Corp.	402,563	0 .1
4,585	LG Corp.	270,442	0 .1
3,651	LG Electronics, Inc.	199,085	0 .1
956	NAVER Corp.	142,567	0 .0
227	NCSoft Corp.	120,253	0 .0
817	POSCO	148,015	0 .0
1,102	S-1 Corp.	84,232	0 .0
1,074	Samsung C&T Corp.	96,650	0 .0
72,481	Samsung Electronics Co., Ltd.	3,358,264	0 .7
654	Samsung Fire & Marine Insurance Co. Ltd.	115,147	0 .0
11,217 (1)	Shinhan Financial Group Co., Ltd.	366,048	0 .1
16,677	SK Hynix, Inc.	1,268,893	0 .3
2,381	SK Innovation Co. Ltd.	256,259	0 .1
834	SK Telecom Co., Ltd.	159,765	0 .0
2,117	Woongjin Coway Co. Ltd.	155,953	0 .0
		11,617,286	2 .4

	Spain: 2.9%
4,300 (3)	Acciona SA	488,079	0 .1
9,745	ACS Actividades de Construccion y Servicios SA	323,994	0 .1
9,940 (2)	Aena SME SA	1,839,704	0 .4
3,095	Amadeus IT Group SA	242,668	0 .1
231,101 (1)	Banco Bilbao Vizcaya Argentaria SA	1,196,321	0 .3
16,297	Banco Santander SA	64,225	0 .0
3,488 (2)	Cellnex Telecom SA	173,477	0 .0
18,987	Enagas	511,584	0 .1
71,905	Endesa S.A.	1,974,310	0 .4
2,608	Grifols SA	87,591	0 .0
2,173 (1)	Iberdrola S.A. - 1777596	23,786	0 .0
234,259	Iberdrola S.A. - IBEE	2,563,116	0 .5
7,107	Industria de Diseno Textil SA	238,988	0 .1
19,752	Inmobiliaria Colonial Socimi SA	264,670	0 .1
46,818	Merlin Properties Socimi SA	664,042	0 .1
20,604	Naturgy Energy Group SA	543,427	0 .1
29,055	Red Electrica Corp. SA	581,284	0 .1
32,978	Repsol SA	453,870	0 .1
235,941	Telefonica S.A.	1,595,841	0 .3
		13,830,977	2 .9

	Sweden: 2.8%
5,441	Alfa Laval AB	135,824	0 .0
23,067	Assa Abloy AB	547,525	0 .1
16,105	Atlas Copco AB - A Shares	570,021	0 .1
10,103	Atlas Copco AB - B Shares	314,036	0 .1
14,395	Boliden AB - BOLS	341,741	0 .1
64,036	Castellum AB	1,573,810	0 .3
27,910	Electrolux AB	663,040	0 .2
6,568	Elekta AB	75,321	0 .0
11,494	Epiroc AB - A Shares	132,969	0 .0
9,785	Epiroc AB - B Shares	110,587	0 .0
18,663	Essity AB	592,474	0 .1
19,738 (1)	Fastighets AB Balder	936,386	0 .2
10,268	ICA Gruppen AB	451,478	0 .1
31,457	Hennes & Mauritz AB	690,160	0 .2
3,253	Hexagon AB - B Shares	176,845	0 .1
8,105	Husqvarna AB - B Shares	61,086	0 .0
7,881	Investment AB Latour	131,545	0 .0

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: (continued)
2,285	Lundbergforetagen AB	99,196	0 .0
2,752	Lundin Petroleum AB	83,701	0 .0
9,760	Nibe Industrier AB	169,154	0 .0
31,688	Sandvik AB	578,360	0 .1
18,504	Securitas AB	291,241	0 .1
103,645	Skandinaviska Enskilda Banken AB	1,024,213	0 .2
60,679	Skanska AB	1,404,521	0 .3
22,414	SKF AB - B Shares	410,280	0 .1
13,351	Svenska Cellulosa AB SCA	133,579	0 .0
5,223	Swedish Match AB	295,299	0 .1
14,929	Telefonaktiebolaget LM Ericsson	117,378	0 .0
175,147	Telia Co. AB	749,007	0 .2
5,939	Trelleborg AB	97,510	0 .0
35,149	Volvo AB - B Shares	600,828	0 .1
		13,559,115	2 .8

	Switzerland: 6.0%
10,545	ABB Ltd.	245,508	0 .1
23,611	Adecco Group AG	1,383,325	0 .3
3,042 (1)	Alcon, Inc.	179,715	0 .0
690	Baloise Holding AG	124,668	0 .0
73	Barry Callebaut AG	161,237	0 .0
3	Chocoladefabriken Lindt & Sprungli AG - REG - LISN	280,004	0 .0
36	Chocoladefabriken Lindt & Sprungli AG - PC - LISP	302,180	0 .1
3,223	Cie Financiere Richemont SA	234,063	0 .1
3,164	Clariant AG	71,221	0 .0
8,386	Coca-Cola HBC AG	308,036	0 .1
2,832	DKSH Holding AG	146,088	0 .0
248	EMS-Chemie Holding AG	162,277	0 .0
1,231	Flughafen Zuerich AG	213,865	0 .1
5,428 (1),(2)	Galenica AG	370,882	0 .1
1,624	Geberit AG - Reg	857,036	0 .2
163	Georg Fischer AG	159,850	0 .0
155	Givaudan	511,418	0 .1
1,830	Helvetia Holding AG	263,074	0 .1
38,802	LafargeHolcim Ltd.-CHF	1,971,949	0 .4
3,403	Kuehne & Nagel International AG	549,999	0 .1
1,435	Landis+Gyr Group AG	131,510	0 .0
2,810	Logitech International SA	125,881	0 .0
779	Lonza Group AG	319,927	0 .1
45,574	Nestle SA	5,026,479	1 .0
28,842	Novartis AG	2,724,651	0 .6
521	Partners Group	476,952	0 .1
2,276	PSP Swiss Property AG	344,147	0 .1
15,640	Roche Holding AG	5,246,729	1 .1
1,070	Schindler Holding AG - Part Cert	276,387	0 .1
561	Schindler Holding AG - Reg	139,477	0 .0
208	SGS SA	601,676	0 .1
3,446	Sika AG	619,679	0 .1
8,501	Sonova Holding AG - Reg	2,131,808	0 .4
5,345	STMicroelectronics NV-STM1	148,816	0 .0
292	Straumann Holding AG	278,315	0 .1
270	Swatch Group AG - BR	67,729	0 .0
457	Swiss Life Holding AG	229,722	0 .1
2,038	Swiss Prime Site AG	248,810	0 .1
1,094	Swiss Re Ltd.	123,533	0 .0
1,769	Swisscom AG	970,586	0 .2
868	Temenos AG	139,634	0 .0
424	Vifor Pharma AG	78,133	0 .0
366	Zurich Insurance Group AG	151,933	0 .0
		29,098,909	6 .0

	Taiwan: 1.1%
1,839,000	AU Optronics Corp.	610,066	0 .1
431,000 (1)	CTBC Financial Holding Co. Ltd.	314,688	0 .1
1,000	Largan Precision Co. Ltd.	155,327	0 .0
13,000	MediaTek, Inc.	164,481	0 .0
43,000	Phison Electronics Corp.	448,414	0 .1
76,000	Taiwan Semiconductor Manufacturing Co., Ltd.	783,880	0 .2
547,000	Uni-President Enterprises Corp.	1,303,211	0 .3
407,000	United Microelectronics Corp.	198,679	0 .0
20,000	Win Semiconductors Corp.	181,306	0 .0
891,000	Yuanta Financial Holding Co., Ltd.	576,994	0 .1
203,000	Zhen Ding Technology Holding Ltd.	785,131	0 .2
		5,522,177	1 .1

	Thailand: 0.0%
58,700 (1)	Thanachart Capital PCL	98,008	0 .0

	United Kingdom: 12.2%
182,977	3i Group PLC	2,661,722	0 .6
22,076	Admiral Group PLC	657,235	0 .1
21,421	Antofagasta PLC	231,385	0 .0
26,665	Ashmore Group PLC	190,713	0 .0
7,783	Ashtead Group PLC	251,219	0 .1
14,916	Associated British Foods PLC	516,297	0 .1
9,969	AstraZeneca PLC	975,242	0 .2
34,080 (2)	Auto Trader Group PLC	251,469	0 .1
17,272	Aviva PLC	90,514	0 .0
26,348	B&M European Value Retail SA	126,338	0 .0
43,636	BAE Systems PLC	362,744	0 .1
227,065	Barclays PLC	501,430	0 .1
142,021	Barratt Developments PLC	1,503,651	0 .3
11,816	Bellway PLC	621,780	0 .1
31,425	Berkeley Group Holdings PLC	2,174,425	0 .5
247,622	BP PLC	1,490,709	0 .3
18,740	British American Tobacco PLC	826,338	0 .2
255,350	BT Group PLC	542,605	0 .1
13,776	Bunzl PLC	356,801	0 .1
32,037	Burberry Group PLC	821,441	0 .2
3,999	Carnival PLC	163,326	0 .0
7,908	CNH Industrial NV	75,324	0 .0
19,465	Compass Group PLC	481,217	0 .1
29,261	CRH PLC - London	1,101,844	0 .2
3,645	Croda International PLC	239,362	0 .1
3,727	Derwent London PLC	201,932	0 .0
28,179	Diageo PLC	1,114,284	0 .2
196,442	Direct Line Insurance Group PLC	874,924	0 .2
31,559	Drax Group PLC	113,352	0 .0
7,476 (1)	Dunelm Group PLC	115,013	0 .0
96,017	Evraz PLC	445,790	0 .1
24,956	Experian PLC	868,667	0 .2
14,850	Ferguson PLC	1,333,556	0 .3

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
50,207	Fiat Chrysler Automobiles NV	654,060	0 .1
68,158	GlaxoSmithKline PLC	1,600,308	0 .3
8,427	Greggs PLC	250,821	0 .1
23,392	Halma PLC	649,278	0 .1
3,628	Hargreaves Lansdown PLC	82,354	0 .0
48,710	Howden Joinery Group PLC	441,892	0 .1
134,365	HSBC Holdings PLC	976,857	0 .2
9,395	IMI PLC	136,563	0 .0
15,321	Imperial Brands PLC	392,864	0 .1
36,632	Inchcape PLC	317,807	0 .1
10,653	InterContinental Hotels Group PLC	656,182	0 .1
12,986	International Consolidated Airlines Group SA	97,315	0 .0
4,364	Intertek Group PLC	331,131	0 .1
113,333	ITV PLC	201,915	0 .0
18,036	JD Sports Fashion PLC	195,045	0 .0
1,670	Johnson Matthey PLC	57,258	0 .0
178,903	Kingfisher PLC	480,311	0 .1
21,049	Land Securities Group PLC	260,256	0 .1
121,296	Legal & General Group PLC	487,840	0 .1
55,558	Marks & Spencer Group PLC	128,835	0 .0
32,728	Meggitt PLC	291,151	0 .1
11,850	Mondi PLC	241,109	0 .1
19,004	National Express Group PLC	112,174	0 .0
133,942	National Grid PLC	1,779,642	0 .4
8,632	Next PLC	784,470	0 .2
30,362	Pearson PLC	226,620	0 .0
31,384	Pennon Group PLC	458,088	0 .1
43,177	Persimmon PLC	1,738,223	0 .4
3,104	Reckitt Benckiser Group PLC	256,928	0 .1
74,115	Relx PLC (GBP Exchange)	1,966,404	0 .4
36,050	Rentokil Initial PLC	222,016	0 .0
49,374	Rightmove PLC	427,901	0 .1
57,039	Rio Tinto PLC	3,050,114	0 .6
324,351	Royal Bank of Scotland Group PLC	929,007	0 .2
11,202	RSA Insurance Group PLC	81,273	0 .0
59,133	Sage Group PLC/The	575,696	0 .1
172,527	Segro PLC	2,071,685	0 .4
19,265	Severn Trent PLC	656,082	0 .1
26,965	Smith & Nephew PLC	648,802	0 .1
10,471	Smiths Group PLC	232,820	0 .1
4,329	Spirax-Sarco Engineering PLC	508,548	0 .1
32,308	SSE PLC	643,115	0 .1
120,291	Standard Life Aberdeen PLC	477,967	0 .1
108,256	Tate & Lyle PLC	1,131,654	0 .2
237,619	Taylor Wimpey PLC	674,931	0 .1
421,507	Tesco PLC	1,370,958	0 .3
15,291	Travis Perkins PLC	312,348	0 .1
77,284	Unilever PLC	4,610,091	1 .0
57,252	United Utilities Group PLC	766,071	0 .2
198,809	Vodafone Group PLC	390,604	0 .1
2,401	Whitbread PLC	141,536	0 .0
110,187	WM Morrison Supermarkets PLC	264,208	0 .1
39,258	WPP PLC	488,116	0 .1
		59,211,893	12 .2

	United States: 0.2%
30,422 (1)	Bausch Health Cos, Inc.	834,686	0 .2

	Total Common Stock (Cost $454,460,912)	476,384,590	98 .3

PREFERRED STOCK: 0.1%
	Germany: 0.1%
1,735	Henkel AG & Co. KGaA	176,454	0 .0
4,197	Porsche AG	283,009	0 .1
		459,463	0 .1

	South Korea: 0.0%
4,053	Samsung Electronics Co., Ltd.	158,435	0 .0

	Total Preferred Stock
	(Cost $611,528)	617,898	0 .1

	Total Long-Term Investments
	(Cost $455,072,440)	477,002,488	98 .4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.2%
821,128 (4)	Nomura Securities, Repurchase Agreement dated 01/31/20, 1.59%, due 02/03/20 (Repurchase Amount $821,235, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $837,551, due 11/17/20-04/20/67)
	(Cost $821,128)	821,128	0 .2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
2,369,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450%
	(Cost $2,369,000)	2,369,000	0 .5

	Total Short-Term Investments
	(Cost $3,190,128)	3,190,128	0 .7

	Total Investments in Securities (Cost $458,262,568)	$480,192,616	99 .1
	Assets in Excess of Other Liabilities	4,327,057	0 .9
	Net Assets	$484,519,673	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of January 31, 2020.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Industrials	17.6%
Consumer Staples	11 .1
Financials	11 .0
Consumer Discretionary	10 .4
Real Estate	7 .8
Utilities	7 .7
Materials	7 .6
Health Care	7 .6
Information Technology	7 .0
Communication Services	5 .9
Energy	4 .7
Short-Term Investments	0 .7
Assets in Excess of Other Liabilities	0 .9
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$47,084,788	$–	$47,084,788
Austria	154,487	901,865	–	1,056,352
Belgium	341,303	3,664,429	–	4,005,732
Brazil	307,578	–	–	307,578
Cambodia	–	149,518	–	149,518
Canada	33,315,465	–	–	33,315,465
China	1,667,836	9,321,059	–	10,988,895
Czech Republic	–	230,662	–	230,662
Denmark	155,102	10,744,664	–	10,899,766
Finland	1,777,389	4,491,329	–	6,268,718
France	1,230,329	37,749,877	–	38,980,206
Germany	1,525,576	22,411,251	–	23,936,827
Hong Kong	43,645	14,046,960	–	14,090,605
Hungary	–	152,631	–	152,631
India	–	970,857	–	970,857
Ireland	490,513	359,032	–	849,545
Israel	–	2,752,602	–	2,752,602
Italy	421,580	11,475,895	–	11,897,475
Japan	84,276	88,637,246	–	88,721,522
Luxembourg	–	149,428	–	149,428
Netherlands	1,712,207	23,333,568	–	25,045,775
New Zealand	–	3,091,657	–	3,091,657
Norway	70,068	2,720,200	–	2,790,268
Poland	–	1,085,237	–	1,085,237
Portugal	–	1,955,760	–	1,955,760
Russia	199,439	2,550,813	–	2,750,252
Singapore	479,214	8,604,204	–	9,083,418
South Korea	621,625	10,995,661	–	11,617,286
Spain	–	13,830,977	–	13,830,977
Sweden	2,312,171	11,246,944	–	13,559,115
Switzerland	582,184	28,516,725	–	29,098,909
Taiwan	–	5,522,177	–	5,522,177
Thailand	–	98,008	–	98,008
United Kingdom	5,463,977	53,747,916	–	59,211,893
United States	834,686	–	–	834,686
Total Common Stock	53,790,650	422,593,940	–	476,384,590
Preferred Stock	–	617,898	–	617,898
Short-Term Investments	2,369,000	821,128	–	3,190,128
Total Investments, at fair value	$56,159,650	$424,032,966	$–	$480,192,616
Liabilities Table
Other Financial Instruments+
Futures	$(93,520)	$–	$–	$(93,520)
Total Liabilities	$(93,520)	$–	$–	$(93,520)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Factors Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	31	03/20/20	$3,063,575	$(93,520)
			$3,063,575	$(93,520)

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $462,859,041.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$37,434,316
Gross Unrealized Depreciation	(19,943,148)

Net Unrealized Appreciation	$17,491,168